UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06110

Western Asset Funds, Inc.

Name of Fund:

100 International Drive

Baltimore, MD 21202

Fund Address:

Robert I. Frenkel

Western Asset Funds, Inc

100 First Stamford Place

Stamford, CT 06902

Name and address of agent for service:

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: 07/01/2012–06/30/2013

Item 1 – Proxy Voting Record:

Proxy Voting Record – Attached on behalf of Western Asset High Yield Fund.

There were no proxies voted on behalf of Western Asset Asian Opportunities Fund, Western Asset Intermediate Bond Fund, Western Asset Total Returned Unconstrained Fund, Western Asset Core Bond Fund, Western Asset Core Plus Bond Fund, Western Asset Inflation-Indexed Plus Bond Fund, Western Asset Global Government Bond Fund, Western Asset Global Multi-Sector Fund and Western Asset Enhanced Equity Fund.

On or about October 5, 2012, Western Asset Limited Duration Bond Fund was merged into Western Asset Short-Term Bond Fund (A Series of Legg Mason Partners Income Trust).

Effective August 1, 2012, Western Asset Non-U.S. Opportunity Bond Fund was renamed Western Asset Global Government Bond Fund.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06110
Reporting Period: 07/01/2012 - 06/30/2013
Western Asset Funds, Inc.

==================== Western Asset Asian Opportunities Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= Western Asset Core Bond Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset Core Plus Bond Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset Enhanced Equity Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Western Asset Global Government Bond Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Western Asset Global Multi-Sector Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== Western Asset High Yield Fund =========================

CHARTER COMMUNICATIONS, INC.

Ticker:       CHTR           Security ID:  16117M305
Meeting Date: APR 30, 2013   Meeting Type: Annual
Record Date:  MAR 01, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   DIRECTOR-W. LANCE CONN                  For       Withheld     Management
1.2   DIRECTOR-DARREN GLATT                   For       Withheld     Management
1.3   DIRECTOR-CRAIG A. JACOBSON              For       Withheld     Management
1.4   DIRECTOR-BRUCE A. KARSH                 For       Withheld     Management
1.5   DIRECTOR-EDGAR LEE                      For       Withheld     Management
1.6   DIRECTOR-JEFFREY A. MARCUS              For       Withheld     Management
1.7   DIRECTOR-JOHN D. MARKLEY, JR.           For       Withheld     Management
1.8   DIRECTOR-DAVID C. MERRITT               For       Withheld     Management
1.9   DIRECTOR-STAN PARKER                    For       Withheld     Management
1.10  DIRECTOR-THOMAS M. RUTLEDGE             For       Withheld     Management
1.11  DIRECTOR-ERIC L. ZINTERHOFER            For       Withheld     Management
2     AN AMENDMENT INCREASING THE NUMBER OF   For       Against      Management
      SHARES IN THE COMPANY'S 2009 STOCK
      INCENTIVE PLAN.
3     THE RATIFICATION OF THE APPOINTMENT OF  For       For          Management
      KPMG LLP AS THE COMPANY'S INDEPENDENT
      REGISTERED PUBLIC ACCOUNTING FIRM FOR
      THE YEAR ENDED DECEMBER 31, 2013.

--------------------------------------------------------------------------------

CITIGROUP INC.

Ticker:       C              Security ID:  172967424
Meeting Date: APR 24, 2013   Meeting Type: Annual
Record Date:  FEB 25, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   ELECTION OF DIRECTOR: MICHAEL L. CORBAT For       For          Management
1B.   ELECTION OF DIRECTOR: FRANZ B. HUMER    For       For          Management
1C.   ELECTION OF DIRECTOR: ROBERT L. JOSS    For       For          Management
1D.   ELECTION OF DIRECTOR: MICHAEL E.        For       For          Management
      O'NEILL
1E.   ELECTION OF DIRECTOR: JUDITH RODIN      For       For          Management
1F.   ELECTION OF DIRECTOR: ROBERT L. RYAN    For       For          Management
1G.   ELECTION OF DIRECTOR: ANTHONY M.        For       For          Management
      SANTOMERO
1H.   ELECTION OF DIRECTOR: JOAN E. SPERO     For       For          Management
1I.   ELECTION OF DIRECTOR: DIANA L. TAYLOR   For       For          Management
1J.   ELECTION OF DIRECTOR: WILLIAM S.        For       For          Management
      THOMPSON, JR.
1K.   ELECTION OF DIRECTOR: ERNESTO ZEDILLO   For       For          Management
      PONCE DE LEON
2.    PROPOSAL TO RATIFY THE SELECTION OF     For       For          Management
      KPMG LLP AS CITI'S INDEPENDENT
      REGISTERED PUBLIC ACCOUNTING FIRM FOR
      2013.
3.    ADVISORY APPROVAL OF CITI'S 2012        For       For          Management
      EXECUTIVE COMPENSATION.
4.    AMENDMENT TO THE CITIGROUP 2009 STOCK   For       For          Management
      INCENTIVE PLAN (RELATING TO DIVIDEND
      EQUIVALENTS).
5.    STOCKHOLDER PROPOSAL REQUESTING THAT    Against   Against      Shareholder
      EXECUTIVES RETAIN A SIGNIFICANT
      PORTION OF THEIR STOCK UNTIL REACHING
      NORMAL RETIREMENT AGE.
6.    STOCKHOLDER PROPOSAL REQUESTING A       Against   Against      Shareholder
      REPORT ON LOBBYING AND GRASSROOTS
      LOBBYING CONTRIBUTIONS.
7.    STOCKHOLDER PROPOSAL REQUESTING THAT    Against   Against      Shareholder
      THE BOARD INSTITUTE A POLICY TO MAKE
      IT MORE PRACTICAL TO DENY
      INDEMNIFICATION FOR DIRECTORS.

--------------------------------------------------------------------------------

DEEPOCEAN GROUP HOLDING BV

Ticker:       TRMA           Security ID:  51EQOCEAN
Meeting Date: JUN 14, 2013   Meeting Type: ANNUAL
Record Date:  JUN 14, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
2     Appointment of Bart H. Heijermans       FOR       FOR          Management
      (CEO) as chairman of the AGM and
      appointment of the secretary of the AGM
3     Apporval of the agenda of the meeting   FOR       FOR          Management
4     Adoption of annual accounts 2012 and    FOR       FOR          Management
      appropriation of profits
5     Approval of annual report 2012 and      FOR       FOR          Management
      granting discharge for the Board
      members for their management pursued
      over the financial year 2012
6.A   Approval of remuneration of Board       FOR       FOR          Management
      members for the period from 1 January
      2013 up to 30 June 2013
6.B   Approval of remuneration of Board       FOR       FOR          Management
      members for the period from 1 July
      2013 up to 30 June 2014
7     Implementation of the one tier board -  FOR       FOR          Management
      Amendments A, B and D of the amendment
      to the shareholders' agreement;
      amendment of the articles of
      association of the Company and
      appointment of representatives to have
      the amendments executed; appointment
      of execut
8     Amendment C of the amendment to the     FOR       FOR          Management
      Shareholders' Agreement

--------------------------------------------------------------------------------

HORIZON LINES, INC.

Ticker:       HRZL           Security ID:  44044K309
Meeting Date: JUN 06, 2013   Meeting Type: Annual
Record Date:  APR 08, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  DIRECTOR-MARTIN TUCHMAN                 For       For          Management
1..2  DIRECTOR-SAMUEL A. WOODWARD             For       For          Management
2.    TO APPROVE AN AMENDMENT TO THE          For       For          Management
      COMPANY'S RESTATED CERTIFICATE OF
      INCORPORATION TO INCREASE THE NUMBER
      OF AUTHORIZED SHARES OF COMMON STOCK
      OF THE COMPANY FROM 100,000,000 TO
      150,000,000.
3.    TO RATIFY THE ACTION OF THE COMPANY'S   For       For          Management
      AUDIT COMMITTEE IN APPOINTING ERNST &
      YOUNG LLP AS OUR INDEPENDENT
      REGISTERED PUBLIC ACCOUNTING FIRM FOR
      OUR FISCAL YEAR ENDING DECEMBER 22,
      2013.
4.    TO ADOPT AN ADVISORY RESOLUTION TO      For       For          Management
      APPROVE OUR EXECUTIVE COMPENSATION.

--------------------------------------------------------------------------------

LYONDELLBASELL INDUSTRIES N.V.

Ticker:       LYB            Security ID:  N53745100
Meeting Date: MAY 22, 2013   Meeting Type: Annual
Record Date:  APR 24, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  DIRECTOR-JACQUES AIGRAIN                For       For          Management
1..2  DIRECTOR-SCOTT M. KLEINMAN              For       For          Management
1..3  DIRECTOR-BRUCE A. SMITH                 For       For          Management
2.    ADOPTION OF ANNUAL ACCOUNTS FOR 2012    For       For          Management
3.    DISCHARGE FROM LIABILITY OF SOLE        For       For          Management
      MEMBER OF THE MANAGEMENT BOARD
4.    DISCHARGE FROM LIABILITY OF MEMBERS OF  For       For          Management
      THE SUPERVISORY BOARD
5.    RATIFICATION OF PRICEWATERHOUSECOOPERS  For       For          Management
      LLP AS OUR INDEPENDENT REGISTERED
      PUBLIC ACCOUNTING FIRM
6.    APPOINTMENT OF PRICEWATERHOUSECOOPERS   For       For          Management
      ACCOUNTANTS N.V. AS OUR AUDITOR FOR
      THE DUTCH ANNUAL ACCOUNTS
7.    APPROVAL OF COMPENSATION OF THE         For       For          Management
      MEMBERS OF THE SUPERVISORY BOARD
8.    RATIFICATION AND APPROVAL OF DIVIDENDS  For       For          Management
      IN RESPECT OF THE 2012 FISCAL YEAR
9.    ADVISORY VOTE APPROVING EXECUTIVE       For       For          Management
      COMPENSATION
10.   APPROVAL TO REPURCHASE UP TO 10% OF     For       For          Management
      ISSUED SHARE CAPITAL
11.   APPROVAL TO CANCEL UP TO 10% OF SHARE   For       For          Management
      CAPITAL HELD IN TREASURY
12.   APPROVAL TO AMEND ARTICLES OF           For       For          Management
      ASSOCIATION

--------------------------------------------------------------------------------

LYONDELLBASELL INDUSTRIES N.V.

Ticker:       LYB            Security ID:  N53745100
Meeting Date: MAY 22, 2013   Meeting Type: Annual
Record Date:  MAR 28, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  DIRECTOR-JACQUES AIGRAIN                For       For          Management
1..2  DIRECTOR-SCOTT M. KLEINMAN              For       For          Management
1..3  DIRECTOR-BRUCE A. SMITH                 For       For          Management
2.    ADOPTION OF ANNUAL ACCOUNTS FOR 2012    For       For          Management
3.    DISCHARGE FROM LIABILITY OF SOLE        For       For          Management
      MEMBER OF THE MANAGEMENT BOARD
4.    DISCHARGE FROM LIABILITY OF MEMBERS OF  For       For          Management
      THE SUPERVISORY BOARD
5.    RATIFICATION OF PRICEWATERHOUSECOOPERS  For       For          Management
      LLP AS OUR INDEPENDENT REGISTERED
      PUBLIC ACCOUNTING FIRM
6.    APPOINTMENT OF PRICEWATERHOUSECOOPERS   For       For          Management
      ACCOUNTANTS N.V. AS OUR AUDITOR FOR
      THE DUTCH ANNUAL ACCOUNTS
7.    APPROVAL OF COMPENSATION OF THE         For       For          Management
      MEMBERS OF THE SUPERVISORY BOARD
8.    RATIFICATION AND APPROVAL OF DIVIDENDS  For       For          Management
      IN RESPECT OF THE 2012 FISCAL YEAR
9.    ADVISORY VOTE APPROVING EXECUTIVE       For       For          Management
      COMPENSATION
10.   APPROVAL TO REPURCHASE UP TO 10% OF     For       For          Management
      ISSUED SHARE CAPITAL
11.   APPROVAL TO CANCEL UP TO 10% OF SHARE   For       For          Management
      CAPITAL HELD IN TREASURY
12.   APPROVAL TO AMEND ARTICLES OF           For       For          Management
      ASSOCIATION

--------------------------------------------------------------------------------

NORTEK, INC.

Ticker:       NTK            Security ID:  656559309
Meeting Date: MAY 09, 2013   Meeting Type: Annual
Record Date:  MAR 15, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  DIRECTOR-JOHN T. COLEMAN                For       For          Management
1..2  DIRECTOR-THOMAS A. KEENAN               For       For          Management
1..3  DIRECTOR-J. DAVID SMITH                 For       For          Management
2.    TO RATIFY THE APPOINTMENT OF ERNST &    For       For          Management
      YOUNG LLP AS OUR INDEPENDENT
      REGISTERED PUBLIC ACCOUNTING FIRM FOR
      THE FISCAL YEAR ENDING DECEMBER 31,
      2013.

--------------------------------------------------------------------------------

REALOGY HOLDINGS CORP

Ticker:       RLGY           Security ID:  75605Y106
Meeting Date: MAY 07, 2013   Meeting Type: ANNUAL
Record Date:  MAR 14, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director                          FOR       FOR          Management
1.2   Elect Director                          FOR       FOR          Management
1.3   Elect Director                          FOR       FOR          Management
2     Advisory vote to approve Realogy        FOR       FOR          Management
      Holdings executive comensation program
3     Ratifying the appointment of            FOR       FOR          Management
      Pricewaterhouse Coopers LLP
4     Advisory vote on the grequency of the   FOR       FOR          Management
      advisory vote on executive compensation

================ Western Asset Inflation Indexed Plus Bond Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== Western Asset Intermediate Bond Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset Limited Duration Bond Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Western Asset Total Return Unconstrained Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
President of Western Asset Funds, Inc.

Date: August 9, 2013